Tax	12 Months Ended
Dec. 31, 2024
Disclosure of income tax [Abstract]
Tax	Note 14: Tax
Analysis of tax expense for the year

	2024 £m	2023 £m	2022 £m
UK corporation tax:
Current tax on profit for the year	(1,181)	(1,307)	(1,050)
Adjustments in respect of prior years	(2)	87	110
	(1,183)	(1,220)	(940)
Foreign tax:
Current tax on profit for the year	(41)	(44)	(20)
Adjustments in respect of prior years	2	2	(12)
	(39)	(42)	(32)
Current tax expense	(1,222)	(1,262)	(972)
Deferred tax:
Current year	(41)	(559)	(498)
Adjustments in respect of prior years	61	(28)	170
Deferred tax credit (expense)	20	(587)	(328)
Tax expense	(1,202)	(1,849)	(1,300)
Factors affecting the tax expense for the year
The UK corporation tax rate for the year was 25.0 per cent (2023: 23.5 per cent; 2022: 19.0 per cent). The increase in applicable tax rate from
2023 relates to the change in statutory tax rate effective from 1 April 2023. An explanation of the relationship between tax expense and accounting profit is set out below.

	2024 £m	2023 £m	2022 £m
Profit before tax	4,688	7,056	6,094
UK corporation tax thereon	(1,172)	(1,658)	(1,158)
Impact of surcharge on banking profits	(145)	(290)	(340)
Non-deductible costs: conduct charges	(27)	(30)	(5)
Non-deductible costs: bank levy	(32)	(31)	(25)
Other non-deductible costs	(32)	(53)	(58)
Non-taxable income	52	14	48
Tax relief on coupons on other equity instruments	91	78	46
Tax-exempt gains on disposals	5	71	–
Remeasurement of deferred tax due to rate changes	–	(8)	(21)
Differences in overseas tax rates	(3)	(3)	(55)
Adjustments in respect of prior years	61	61	268
Tax expense	(1,202)	(1,849)	(1,300)
On 11 July 2023, the Government enacted its legislation implementing the G20-OECD Inclusive Framework Pillar 2 rules in the UK, including a
Qualified Domestic Minimum Top-Up Tax rule. This legislation seeks to ensure that UK-headquartered multinational enterprises pay a minimum tax rate of 15 per cent on UK and overseas profits arising after 31 December 2023. No provision for Pillar 2 current tax is included in tax expense for the period because Lloyds Banking Group plc, the Group’s ultimate parent entity, will bear the cost of any Pillar 2 income taxes payable in respect of 2024 on behalf of its subsidiaries.
Deferred tax
The Group’s deferred tax assets and liabilities are as follows:

Statutory position	2024 £m	2023 £m	Tax disclosure	2024 £m	2023 £m
Deferred tax assets	4,785	4,636	Deferred tax assets	6,599	6,863
Deferred tax liabilities	(125)	(157)	Deferred tax liabilities	(1,939)	(2,384)
Net deferred tax asset at 31 December	4,660	4,479	Net deferred tax asset at 31 December	4,660	4,479
The statutory position reflects the deferred tax assets and liabilities as disclosed in the consolidated balance sheet and takes into account the ability of the Group to net assets and liabilities where there is a legally enforceable right of offset. The tax disclosure of deferred tax assets and liabilities ties to the amounts outlined in the tables below which splits the deferred tax assets and liabilities by type, before such netting.
Note 14: Tax continued
Movements in deferred tax assets and liabilities (before taking into consideration the offsetting of balances within the same taxing jurisdiction)
can be summarised as follows:

Deferred tax assets	Tax losses £m	Property, plant and equipment £m	Provisions £m	Share-based payments £m	Asset revaluations[1] £m	Pension liabilities £m	Derivatives £m	Other temporary differences £m	Total £m
At 1 January 2023	5,014	523	259	14	8	47	2,024	110	7,999
(Charge) credit to the income statement	(267)	(253)	(40)	12	73	–	29	(36)	(482)
Charge to other comprehensive income	–	–		–	(26)	–	(628)	–	(654)
At 31 December 2023	4,747	270	219	26	55	47	1,425	74	6,863
(Charge) credit to the income statement	(132)	(75)	(21)	(1)	45	(8)	(41)	(6)	(239)
(Charge) credit to other comprehensive income	–	–	–	–	(30)	–	5	–	(25)
At 31 December 2024	4,615	195	198	25	70	39	1,389	68	6,599

Deferred tax liabilities			Capitalised software enhancements £m		Acquisition fair value £m	Pension assets £m	Derivatives £m	Other temporary differences £m	Total £m
At 1 January 2023				(158)	(323)	(1,019)	(470)	(380)	(2,350)
Credit (charge) to the income statement				69	35	(5)	(213)	9	(105)
Credit to other comprehensive income				–	–	53	–	66	119
Acquisitions				–	(58)	–	–	–	(58)
Exchange and other adjustments				–	–	–	–	10	10
At 31 December 2023				(89)	(346)	(971)	(683)	(295)	(2,384)
(Charge) credit to the income statement				(31)	123	2	150	15	259
Credit to other comprehensive income				–	–	155	–	22	177
Exchange and other adjustments				–	–	–	–	9	9
At 31 December 2024				(120)	(223)	(814)	(533)	(249)	(1,939)
1Financial assets at fair value through other comprehensive income.
At 31 December 2024 the Group carried deferred tax assets on its balance sheet of £4,785 million (2023: £4,636 million) principally relating to tax losses carried forward.
Estimation of income taxes includes the assessment of recoverability of deferred tax assets. Deferred tax assets are only recognised to the extent that they are considered more likely than not to be recoverable based on existing tax laws and forecasts of future taxable profits against which the underlying tax deductions can be utilised. The Group has recognised a deferred tax asset of £4,615 million (2023: £4,747 million) in respect of trading losses carried forward. Substantially all of these losses have arisen in Bank of Scotland plc and Lloyds Bank plc, and they will be utilised as taxable profits arise in those legal entities in future periods.
The Group’s expectations of future UK taxable profits require management judgement, and take into account the Group’s long-term financial and strategic plans and anticipated future tax-adjusting items. In making this assessment, account is taken of business plans, the Board-
approved operating plan and the expected future economic outlook as set out in the strategic report, as well as the risks associated with future regulatory, climate-related and other change, in order to produce a base case forecast of future UK taxable profits. Under current law there is no expiry date for UK trading losses not yet utilised, and given the forecast of future profitability and the Group’s commitment to the UK market, in management’s judgement it is more likely than not that the value of the losses will be recovered by the Group while still operating as a going concern. Banking tax losses that arose before 1 April 2015 can only be used against 25 per cent of taxable profits arising after 1 April
2016, and they cannot be used to reduce the surcharge on banking profits. These restrictions in utilisation mean that the value of the deferred tax asset in respect of tax losses is only expected to be fully recovered by 2037 (2023: 2036) in the base case forecast. The rate of recovery of the Group’s tax loss asset is not a straight line, being affected by the relative profitability of the different legal entities in future periods, and the relative size of their tax losses carried forward. It is expected in the base case that 85 per cent of the value will be recovered by 2033, when
Bank of Scotland plc will have utilised all of its available tax losses. It is possible that future tax law changes could materially affect the timing of recovery and the value of these losses ultimately realised by the Group.
Deferred tax not recognised
Deferred tax assets of £119 million (2023: £142 million) have not been recognised in respect of £474 million of UK tax losses and other temporary differences which can only be used to offset future capital gains. UK capital losses can be carried forward indefinitely.
No deferred tax has been recognised in respect of foreign trade losses where it is not more likely than not that we will be able to utilise them in future periods. Of the asset not recognised, £48 million (2023: £50 million) relates to losses that will expire if not used within 20 years, and
£4 million (2023: £7 million) relates to losses with no expiry date.
Note 14: Tax continued
Critical accounting judgements and key sources of estimation uncertainty

Critical judgement:	The Group believes that its interpretation of the tax rules on group relief are correct
The Group has an open matter in relation to a claim for group relief of losses incurred in its former Irish banking subsidiary, which ceased trading on 31 December 2010. In 2020, HMRC concluded its enquiry into the matter and issued a closure notice denying the group relief claim.
The Group appealed to the First Tier Tax Tribunal. The hearing took place in May 2023. In January 2025, the First Tier Tribunal concluded in favour of HMRC. The Group believes it has applied the rules correctly and that the claim for group relief is correct. Having reviewed the
Tribunal’s conclusions and having taken appropriate advice, the Group intends to appeal the decision and does not consider this to be a case where an additional tax liability will ultimately fall due. If the final determination of the matter by the judicial process is that HMRC’s position is correct, management believes that this would result in an increase in current tax liabilities of £850 million (including interest) and a reduction in the Group’s deferred tax asset of approximately £275 million. Following the First Tier Tax Tribunal outcome, the tax will be paid and recognised as a current tax asset, given the Group’s view that the tax liability will not ultimately fall due. It is unlikely that any appeal hearing will be held before 2026, and final conclusion of the judicial process may not be for several years.
There are a number of other open matters on which the Group is in discussions with HMRC (including the tax treatment of certain costs arising from the divestment of TSB Banking Group plc, and the tax treatment of costs relating to HBOS Reading), none of which is expected to have a material impact on the financial position of the Group.